Quarterly Holdings Report
for
Fidelity Freedom® Income Fund
June 30, 2022
FRI-NPRT1-0822
1.818362.117
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.81% to 1.75% 07/01/22 to 09/29/22 (Cost $2,672,491)	2,680,000	2,671,722

Domestic Equity Funds - 7.8%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	697,806	6,210,476
Fidelity Series Blue Chip Growth Fund (b)	1,208,982	12,730,584
Fidelity Series Commodity Strategy Fund (b)	7,726,183	37,317,462
Fidelity Series Growth Company Fund (b)	1,993,030	27,384,238
Fidelity Series Intrinsic Opportunities Fund (b)	1,100,003	19,371,053
Fidelity Series Large Cap Stock Fund (b)	1,598,430	26,166,304
Fidelity Series Large Cap Value Index Fund (b)	667,765	9,001,468
Fidelity Series Opportunistic Insights Fund (b)	1,040,996	15,240,180
Fidelity Series Small Cap Discovery Fund (b)	293,942	2,927,661
Fidelity Series Small Cap Opportunities Fund (b)	828,791	9,365,335
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,692,444	20,190,858
Fidelity Series Value Discovery Fund (b)	1,062,782	15,495,360
TOTAL DOMESTIC EQUITY FUNDS (Cost $165,116,250)		201,400,979

International Equity Funds - 13.4%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	1,603,045	21,384,626
Fidelity Series Emerging Markets Fund (b)	1,935,961	15,952,316
Fidelity Series Emerging Markets Opportunities Fund (b)	8,875,071	145,196,167
Fidelity Series International Growth Fund (b)	3,674,235	51,402,548
Fidelity Series International Small Cap Fund (b)	907,680	13,615,194
Fidelity Series International Value Fund (b)	5,286,623	50,698,712
Fidelity Series Overseas Fund (b)	4,912,276	51,333,284
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $332,462,184)		349,582,847

Bond Funds - 68.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	52,407,233	519,355,683
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	283,782	2,440,522
Fidelity Series Emerging Markets Debt Fund (b)	1,810,799	13,182,620
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	517,634	4,296,361
Fidelity Series Floating Rate High Income Fund (b)	296,246	2,565,489
Fidelity Series High Income Fund (b)	1,684,799	13,596,327
Fidelity Series International Credit Fund (b)	232,922	1,928,591
Fidelity Series International Developed Markets Bond Index Fund (b)	11,603,583	102,459,637
Fidelity Series Investment Grade Bond Fund (b)	99,154,708	1,019,310,395
Fidelity Series Long-Term Treasury Bond Index Fund (b)	14,612,375	97,318,415
Fidelity Series Real Estate Income Fund (b)	789,775	8,174,174
TOTAL BOND FUNDS (Cost $1,882,674,659)		1,784,628,214

Short-Term Funds - 10.1%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (c)	2,370,608	2,371,083
Fidelity Series Government Money Market Fund 1.18% (b)(d)	208,135,578	208,135,578
Fidelity Series Short-Term Credit Fund (b)	5,407,872	52,023,727
TOTAL SHORT-TERM FUNDS (Cost $264,205,584)		262,530,388

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,647,131,168)	2,600,814,150
NET OTHER ASSETS (LIABILITIES) - 0.0%	538,979
NET ASSETS - 100.0%	2,601,353,129

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	96	Sep 2022	8,911,680	92,670	92,670
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	154	Sep 2022	7,720,790	(2,915)	(2,915)

TOTAL EQUITY INDEX CONTRACTS					89,755

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	444	Sep 2022	52,627,875	(92,735)	(92,735)

TOTAL PURCHASED					(2,980)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	58	Sep 2022	10,989,550	(103,151)	(103,151)

TOTAL FUTURES CONTRACTS					(106,131)
The notional amount of futures purchased as a percentage of Net Assets is 2.6%
The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	939,165	7,802,133	6,370,215	5,110	-	-	2,371,083	0.0%
Total	939,165	7,802,133	6,370,215	5,110	-	-	2,371,083

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	462,073,693	96,366,657	32,549,334	-	(342,802)	(6,192,531)	519,355,683
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,870,052	22,618,466	22,718,155	-	(222,012)	(107,829)	2,440,522
Fidelity Series All-Sector Equity Fund	7,338,669	428,059	279,922	-	(46,956)	(1,229,374)	6,210,476
Fidelity Series Blue Chip Growth Fund	12,051,981	4,644,935	416,359	-	(37,818)	(3,512,155)	12,730,584
Fidelity Series Canada Fund	25,019,580	872,566	1,029,278	-	4,810	(3,483,052)	21,384,626
Fidelity Series Commodity Strategy Fund	42,901,796	1,867,698	5,619,303	-	960,354	(2,793,083)	37,317,462
Fidelity Series Emerging Markets Debt Fund	14,799,181	713,263	621,953	179,040	(144,987)	(1,562,884)	13,182,620
Fidelity Series Emerging Markets Debt Local Currency Fund	4,902,152	1,181	226,663	-	(45,856)	(334,453)	4,296,361
Fidelity Series Emerging Markets Fund	17,581,404	1,087,140	737,789	-	(43,866)	(1,934,573)	15,952,316
Fidelity Series Emerging Markets Opportunities Fund	158,392,451	11,182,087	6,644,256	-	(662,699)	(17,071,416)	145,196,167
Fidelity Series Floating Rate High Income Fund	2,937,579	31,872	244,317	31,176	(24,456)	(135,189)	2,565,489
Fidelity Series Government Money Market Fund 1.18%	291,427,485	460,024	83,751,931	404,929	-	-	208,135,578
Fidelity Series Growth Company Fund	30,038,017	6,115,482	1,026,071	-	(69,242)	(7,673,948)	27,384,238
Fidelity Series High Income Fund	17,400,076	217,836	2,194,372	213,786	(198,897)	(1,628,316)	13,596,327
Fidelity Series Inflation-Protected Bond Index Fund	57,837,687	290,770	57,095,867	275,981	1,481,680	(2,514,270)	-
Fidelity Series International Credit Fund	2,143,327	13,425	-	13,425	-	(228,161)	1,928,591
Fidelity Series International Developed Markets Bond Index Fund	88,940,411	23,184,261	4,475,523	53,454	(102,206)	(5,087,306)	102,459,637
Fidelity Series International Growth Fund	57,358,305	5,586,363	2,381,365	-	(290,947)	(8,869,808)	51,402,548
Fidelity Series International Small Cap Fund	15,838,374	992,213	666,225	-	(231,002)	(2,318,166)	13,615,194
Fidelity Series International Value Fund	57,937,817	3,806,619	3,705,884	-	(275,884)	(7,063,956)	50,698,712
Fidelity Series Intrinsic Opportunities Fund	29,549,224	6,445	7,711,223	-	3,157,673	(5,631,066)	19,371,053
Fidelity Series Investment Grade Bond Fund	1,151,658,480	7,446,357	74,357,566	7,062,293	(4,316,480)	(61,120,396)	1,019,310,395
Fidelity Series Large Cap Stock Fund	26,715,585	4,307,665	1,005,046	-	(853)	(3,851,047)	26,166,304
Fidelity Series Large Cap Value Index Fund	10,054,443	556,730	382,284	-	40,920	(1,268,341)	9,001,468
Fidelity Series Long-Term Treasury Bond Index Fund	106,361,810	8,758,236	4,276,089	613,472	(228,023)	(13,297,519)	97,318,415
Fidelity Series Opportunistic Insights Fund	15,387,331	3,608,525	539,863	-	(27,776)	(3,188,037)	15,240,180
Fidelity Series Overseas Fund	57,677,833	6,169,826	2,381,365	-	(235,604)	(9,897,406)	51,333,284
Fidelity Series Real Estate Income Fund	10,588,308	134,146	1,671,617	133,114	114,398	(991,061)	8,174,174
Fidelity Series Short-Term Credit Fund	72,994,989	255,742	20,373,886	239,262	(537,682)	(315,436)	52,023,727
Fidelity Series Small Cap Discovery Fund	3,313,051	610,201	131,494	368,332	(10,570)	(853,527)	2,927,661
Fidelity Series Small Cap Opportunities Fund	10,869,932	733,891	404,587	-	(51,567)	(1,782,334)	9,365,335
Fidelity Series Stock Selector Large Cap Value Fund	22,498,045	1,454,956	1,124,577	-	(40,446)	(2,597,120)	20,190,858
Fidelity Series Value Discovery Fund	17,114,908	678,650	819,706	-	192,916	(1,671,408)	15,495,360
	2,904,573,976	215,202,287	341,563,870	9,588,264	(2,235,880)	(180,205,168)	2,595,771,345

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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